Document and Entity Information	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	American Oncology Network, Inc.
Entity Central Index Key	0001839998
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false